Cover	Jul. 08, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2022
Entity File Number	001-39272
Entity Registrant Name	E2open Parent Holdings, Inc.
Entity Central Index Key	0001800347
Entity Tax Identification Number	86-1874570
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9600 Great Hills Trail
Entity Address, Address Line Two	Suite 300E
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	866
Local Phone Number	432-6736
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ETWO
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	ETWO-WT
Security Exchange Name	NYSE